[lOGO] LANDMARK(SM) FUNDS
       Advised by Citibank, N.A.

LANDMARK
TAX FREE RESERVES

ANNUAL
REPORT
August 31, 1997

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

----------------------------------|_|----------------------------------

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

----------------------------------|_|----------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

TFR/A/97                          Printed on Recycled Paper  [Recycle Symbol]

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     Despite the heightened volatility of the longer term financial markets over the past 12 months, tax-exempt money market securities once again provided competitive returns for shareholders seeking a level of federally tax-free income commensurate with a stable net asset value. The period was generally characterized by an economy that many economists consider ideal: moderate growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of tax-exempt money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Tax Free Reserves Portfolio with the goal of achieving its investment objectives: providing high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing in high-quality short-term municipal obligations issued by a variety of states, U.S. territories, municipalities and their agencies.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 15, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------
 1   A Letter to Our Shareholders
--------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
     Fund Quotes from the Portfolio Manager
 3   The Portfolio Manager Responds
     Strategy and Outlook
--------------------------------------------------------------------------------
 4   Fund Data
     7-Day Yield Comparisons
--------------------------------------------------------------------------------

LANDMARK TAX FREE RESERVES
--------------------------------------------------------------------------------
 5   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
 6   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
 7   Notes to Financial Statements
--------------------------------------------------------------------------------
 9   Independent Auditors' Report
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
--------------------------------------------------------------------------------
10   Portfolio of Investments
--------------------------------------------------------------------------------
16   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
17   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
18   Notes to Financial Statements
--------------------------------------------------------------------------------
19   Independent Auditors' Report
--------------------------------------------------------------------------------

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------
     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one-quarter of a percentage point. Yields on AAA-rated, one-year tax-exempt notes rose accordingly.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter. As the financial markets became more complacent about the potential for a reacceleration of inflation, tax-exempt money market yields drifted lower.

     Yields of short-term municipal securities were affected by the strong economy in another important way: smaller state and local government budget deficits required less issuance of municipal securities. While some municipal bond investors shifted funds to the high-flying stock market, it was not sufficient to significantly offset demand from other investors seeking the tax advantages of municipal bonds. This supply/demand imbalance helped keep yields on municipal bonds low relative to their historical relationships with taxable money market securities, including U.S. Treasury bills.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
August 31, 1984

NET ASSETS AS OF 8/31/97
$422.5 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper Tax Exempt Money Market Funds Average
o IBC General Tax Free Funds Average

INVESTMENT ADVISER,
TAX FREE RESERVES PORTFOLIO
Citibank, N.A.

*A portion of the income may be subject to the Federal Alternative Minimum Tax
 (AMT). Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Because the supply of new short-term municipal securities continued to decline, yields on tax-exempt notes outperformed their taxable equivalents."

"We found the best relative values in the `floater' market; that is, short-term tax-exempt notes with variable interest rates."

"We've had no problems maintaining the Portfolio's Tier One credit quality in a strong economic environment."


--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     Our primary strategy during the reporting period was to take advantage of changes in the supply of and demand for short-term municipal securities. Because states and municipalities typically issue millions of dollars of securities at a time, yields tend to rise during periods of issuance and fall when no paper is being issued.

     Accordingly, we attempted to match the Portfolio's average maturity to the market's issuance calendar. Just prior to times of plentiful issuance, when tax-exempt yields were highest, we reduced the Portfolio's average maturity to as low as 21 days in order to free up cash for the purchase of higher-yielding municipal securities as they became available. After such purchases, the Portfolio's average maturity naturally lengthened to as high as 62 days, which enabled us to maintain relatively high yields as prevailing rates declined.

     The lack of new bond issuance made it more difficult to find attractively priced issues for the Portfolio. Nonetheless, we scoured the marketplace and found competitive yields and high credit quality in a variety of short-term tax-exempt notes. In addition, by the end of the reporting period, we had shifted much of the Portfolio out of pre-refunded bonds and "put" bonds into variable-rate tax-exempt notes. We preferred these so-called "floater" securities because of their attractive yields.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     We remain cautiously optimistic about market conditions for tax-exempt securities. We are cautious because of short-term concerns regarding the economy's strength, yet we are optimistic about the short-term segment of the municipal bond market because of the continuing imbalance of supply and demand. If we see another period of robust economic growth, the Federal Reserve may be likely to raise short-term interest rates further in an attempt to forestall an acceleration of inflation. Yields on short-term fixed-income securities would probably rise under these circumstances, but short-term municipal securities should outperform comparable taxable securities because of the scarcity of supply relative to demand.

     Over the longer term, however, we are optimistic about the U.S. economy's resiliency and the long-term tax advantages of municipal bonds. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long-term.

     Our strategy in this environment is to take advantage of short-term market swings caused by economic and supply-demand influences. We intend to shorten the Portfolio's average maturity in anticipation of periods of greater issuance and higher interest rates. Conversely, we intend to lengthen the Portfolio's average maturity just after periods of issuance and when we expect interest rates to fall. By capturing higher yielding municipal securities as they become available, we hope to continue to provide our shareholders with competitive tax-exempt yields commensurate with safety.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ended August 31, 1997
--------------------------------------------------------------------------------

                                                         TOTAL RETURNS
                                                     ---------------------
                                                   ONE        FIVE      TEN
                                                   YEAR      YEARS*   YEARS*
                                                  -----      -----     -----
Landmark Tax Free Reserves ....................    3.05%     2.67%     3.70%
Lipper Tax Exempt Money Market Funds Average...    3.01%     2.66%     3.70%
* Average Annual Total Return


7-DAY YIELDS
-------------
Annualized Current         2.84%
Effective                  2.88%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1997, the Fund paid $0.03004 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 14.8% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

            COMPARISON OF 7-DAY YIELDS FOR LANDMARK TAX FREE RESERVES
                     VS. IBC GENERAL TAX FREE FUNDS AVERAGE

As the graph illustrates, Landmark Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC's Money Fund Report Average(TM), as published in IBC Money Fund Report(TM), for the one year period.


LANDMARK TAX FREE RESERVES FUND

                          Landmark Tax                IBC General Tax
                          Free Reserves               Free Funds Average

  9/3/96                  2.85%                       2.91%
 9/10/96                  2.78%                       2.80%
 9/17/96                  2.86%                       2.88%
 9/24/96                  2.96%                       2.99%
 10/1/96                  3.04%                       3.13%
 10/8/96                  2.87%                       2.81%
10/15/96                  2.90%                       2.87%
10/22/96                  2.95%                       2.94%
10/29/96                  2.97%                       2.96%
 11/5/96                  2.96%                       2.96%
11/12/96                  2.87%                       2.85%
11/19/96                  2.93%                       2.92%
11/26/96                  2.95%                       2.93%
 12/3/96                  2.98%                       3.00%
12/10/96                  2.81%                       2.72%
12/17/96                  2.92%                       2.89%
12/24/96                  3.10%                       3.11%
12/31/96                  3.20%                       3.27%
  1/7/97                  2.88%                       2.86%
 1/14/97                  2.88%                       2.82%
 1/21/97                  2.92%                       2.86%
 1/28/97                  2.93%                       2.87%
  2/4/97                  2.93%                       2.93%
 2/11/97                  2.84%                       2.78%
 2/18/97                  2.82%                       2.78%
 2/25/97                  2.85%                       2.80%
  3/4/97                  2.83%                       2.82%
 3/11/97                  2.70%                       2.61%
 3/18/97                  2.69%                       2.56%
 3/25/97                  2.82%                       2.75%
  4/1/97                  2.92%                       2.89%
  4/8/97                  2.87%                       2.80%
 4/15/97                  2.96%                       2.90%
 4/22/97                  3.18%                       3.14%
 4/29/97                  3.52%                       3.51%
  5/6/97                  3.54%                       3.43%
 5/13/97                  3.39%                       3.33%
 5/20/97                  3.35%                       3.30%
 5/27/97                  3.29%                       3.25%
  6/3/97                  3.24%                       3.20%
 6/10/97                  3.01%                       3.00%
 6/17/97                  3.21%                       3.19%
 6/24/97                  3.35%                       3.29%
  7/1/97                  3.45%                       3.43%
  7/8/97                  3.13%                       3.04%
 7/15/97                  2.93%                       2.92%
 7/22/97                  3.06%                       3.04%
 7/29/97                  3.09%                       3.06%
  8/5/97                  3.05%                       3.04%
 8/12/97                  2.91%                       2.91%
 8/19/97                  2.90%                       2.92%
 8/26/97                  2.85%                       2.86%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1) ...   $423,509,212
Receivable for shares of beneficial interest sold ..............         20,000
                                                                   ------------
     Total assets ..............................................    423,529,212
                                                                   ------------
LIABILITIES:
Dividends payable ..............................................        828,611
Payable to affiliate -- Shareholder Servicing Agents' fee
  (Note 3B) ....................................................         90,166
Accrued expenses and other liabilities .........................        127,166
                                                                   ------------
     Total liabilities .........................................      1,045,943
                                                                   ------------
NET ASSETS for 422,510,907 shares of beneficial interest
  outstanding ..................................................   $422,483,269
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $422,510,907
Accumulated net realized loss on investments ...................        (27,638)
                                                                   ------------
     Total .....................................................   $422,483,269
                                                                   ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
                                                                          =====

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio ............ $14,760,212
Allocated expenses from Tax Free Reserves Portfolio     (794,457)
                                                     -----------
     Net investment income from Tax Free Reserves
       Portfolio ...................................                $13,965,755
EXPENSES:
Shareholder Servicing Agents' fees (Note 3B) .......   1,008,233
Administrative fees (Note 3A) ......................   1,008,233
Distribution fees (Note 4) .........................     403,293
Custodian fees .....................................      24,052
Shareholder reports ................................      23,621
Trustee fees .......................................      19,590
Registration fees ..................................      17,378
Transfer agent fees ................................      12,000
Auditing fees ......................................      11,700
Legal fees .........................................       8,360
Miscellaneous ......................................      16,704
                                                     -----------
     Total expenses ................................   2,553,164
Less aggregate amount waived by Administrator and
  Distributor (Notes 3A and 4) .....................    (725,704)
                                                     -----------
     Net expenses ..................................                  1,827,460
                                                                    -----------
     Net investment income .........................                 12,138,295
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE
  RESERVES PORTFOLIO ...............................                      4,286
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $12,142,581
                                                                    ===========
See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED AUGUST 31,
                                                                                           ---------------------------
                                                                                              1997            1996
                                                                                             ------          ------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ....................................................                $ 12,138,295    $ 11,590,208
Net realized gain (loss) on investments ..................................                       4,286         (25,753)
                                                                                          ------------    ------------
     Net increase in net assets from operations ..........................                  12,142,581      11,564,455
                                                                                          ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ....................................................                 (12,138,295)    (11,590,208)
                                                                                          ------------    ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
Proceeds from sale of shares .............................................                 785,995,599     774,480,272
Net asset value of shares issued to shareholders from reinvestment
  of dividends ...........................................................                   2,758,764       2,720,028
Cost of shares repurchased ...............................................                (737,624,515)   (797,997,543)
                                                                                          ------------    ------------
     Net increase (decrease) in net assets from transactions in
       shares of beneficial interest .....................................                  51,129,848     (20,797,243)
                                                                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................                  51,134,134     (20,822,996)
NET ASSETS:
Beginning of period ......................................................                 371,349,135     392,172,131
                                                                                          ------------    ------------
End of period ............................................................                $422,483,269    $371,349,135
                                                                                          ============    ============

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------------------
                                                                    1997         1996         1995         1994         1993
                                                                --------     --------     --------     --------     --------
Net Asset Value, beginning of period ...................        $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income ..................................         0.03004      0.02973      0.03197      0.02002      0.02014
Less dividends from net investment income ..............        (0.03004)    (0.02973)    (0.03197)    (0.02002)    (0.02014)
                                                                --------     --------     --------     --------     --------
Net Asset Value, end of period .........................        $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
                                                                ========     ========     ========     ========     ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ..............        $422,483     $371,349     $392,172     $232,333     $227,296
Ratio of expenses to average net assets* ...............            0.65%        0.65%        0.65%        0.65%        0.65%
Ratio of net investment income to average
  net assets ...........................................            3.01%        2.97%        3.22%        1.99%        2.01%
Total return ...........................................            3.05%        3.01%        3.24%        2.02%        2.03%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ........................        $0.02715     $0.02693     $0.02929     $0.01730     $0.01723

RATIOS:
Expenses to average net assets* ........................            0.94%        0.93%        0.92%        0.92%        0.94%
Net investment income to average net assets ............            2.72%        2.69%        2.95%        1.72%        1.72%

* Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The Fund seeks to achieve its investment objective of a high level of current income which is exempt from federal income taxes, consistent with preservation of capital and liquidity, by investing all of its investable assets in the Portfolio, an open-end, non-diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 87.6% at August 31, 1997) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $27,638, of which $4,677 will expire on August 31, 1999, $1,494 will expire on August 31, 2002 and $21,467 will expire on August 31, 2005. Such capital loss carryovers will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $1,008,233, of which $485,404 was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $1,008,233, for the year ended August 31, 1997.

(4) DISTRIBUTION FEE
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period. Distribution fees amounted to $403,293, of which $240,300 was voluntarily waived for the year ended August 31, 1997.

(5) SHARE OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $474,490,568 and $437,122,377, respectively, for the year ended August 31, 1997.

--------------------------------------------------------------------------------
  Landmark Tax Free Reserves
--------------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK TAX FREE RESERVES:

     We have audited the accompanying statement of assets and liabilities of Landmark Tax Free Reserves (a Massachusetts business trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark Tax Free Reserves at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
 TAX-EXEMPT COMMERCIAL
      PAPER -- 0.4%
Utah State,
   3.80% due 10/07/97 ......................    $ 2,000             $ 2,000,000
                                                                    -----------
 GENERAL OBLIGATION
      BONDS AND NOTES -- 1.9%
California School Cash Reserve Notes,
   4.75% due 7/02/98 .......................      4,000               4,028,851
Chicago, Illinois,
   3.55% due 10/31/97 ......................      5,300               5,300,000
                                                                    -----------
                                                                      9,328,851
                                                                    -----------
 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS AND
      NOTES (PUTS) -- 14.8%
Arkansas State Development
   Finance Authority, AMT,
   3.80% due 11/05/97 ......................      2,000               2,000,000
Chicago, Illinois,
   3.65% due 2/05/98 .......................      3,800               3,800,000
Clackmas County, Oregon,
   Hospital Facilities Authority,
   3.55% due 10/01/97 ......................      2,700               2,700,000
Columbus, Ohio, Sewer Improvement,
   9.00% due 9/15/97 .......................      1,000               1,002,019
Denver, Colorado,
   County & City Excise Tax Revenue,
   7.60% due 9/01/97 .......................      1,000               1,010,000
District of Columbia,
   3.75% due 12/01/97 ......................      4,000               4,000,000
District of Columbia,
   3.90% due 12/01/97 ......................      1,000               1,000,000
Hawaii State Department of Budget
   and Finance Revenue,
   3.50% due 9/01/97 .......................      4,100               4,100,000
Indianapolis, Indiana,
   4.38% due 1/08/98 .......................      6,600               6,614,050
Kentucky State Turnpike
   Authority Resource Recovery,
   3.35% due 7/01/98 .......................      7,000               7,000,000
Lower Neches Valley, Texas,
   Pollution Control Revenue,
   3.75% due 2/17/98 .......................      1,600               1,600,000
Marion County, Tennessee,
   Industrial Environmental, AMT,
   3.85% due 2/02/98 .......................      3,000               3,000,000
Maryland State Community
   Development Administration, AMT,
   4.00% due 9/01/97 .......................      1,500               1,500,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.50% due 9/01/97 .......................      7,000               7,000,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.50% due 9/02/97 .......................      3,750               3,750,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.70% due 9/02/97 .......................      7,250               7,250,000
Pennsylvania State Higher Education
   Revenue, 3.85% due 9/23/97 ..............      3,000               3,000,000
Platte County, Missouri, Public
   Building Corp.,
   4.50% due 9/01/97 .......................      1,205               1,205,000
Rhode Island Housing & Mortgage
   Finance Authority, AMT,
   3.70% due 12/02/97 ......................      1,500               1,500,000
Rhode Island State Resource Recovery,
   4.25% due 7/31/98 .......................      1,000               1,002,635
Utah County
   Environmental Control Revenue,
   3.75% due 1/15/98 .......................      2,000               2,000,000
Utah Water
   Finance Agency Revenue,
   3.75% due 10/01/97 ......................      1,000               1,000,078
Venango, Pennsylvania,
   Industrial Development Revenue,
   3.70% due 10/28/97 ......................      2,000               2,000,000
York County, South Carolina,
   Pollution Control,
   3.55% due 9/15/97 .......................      2,495               2,495,000
                                                                    -----------
                                                                     71,528,782
                                                                    -----------
 REVENUE, TAX, BOND AND
      TAX REVENUE ANTICIPATION
      NOTES -- 10.1%
Bowling Green, Ohio, BANs,
   4.00% due 12/04/97 ......................      2,000               2,001,681
Gardner, Massachusetts, BANs,
   4.30% due 11/07/97 ......................      5,000               5,004,279
Highland, Indiana, TANs,
   4.25% due 12/31/97 ......................      1,500               1,501,771
Idaho State, TANs,
   4.63% due 6/30/98 .......................      1,500               1,508,898
Illinois State, Refunding,
   5.13% due 12/01/97 ......................      1,300               1,303,987
Iowa State School Cash
   Anticipation Program,
   4.50% due 6/26/98 .......................      3,000               3,016,508
Kankakee, Wyoming,
   Industrial School Corp., TANs,
   4.10% due 12/30/97 ......................      3,570               3,573,977
Lake County, Indiana, TANs,
   4.25% due 12/31/97 ......................      2,920               2,922,803
Los Angeles County, California, TRANs,
   4.50% due 6/30/98 .......................      4,500               4,523,297
Mason, Ohio, BANs,
   4.10% due 12/18/97 ......................      1,400               1,401,205
Penn Harris Madison
   Industrial School Corp., TANs,
   4.10% due 12/31/97 ......................      2,365               2,368,043
Richmond, Indiana,
   Dormitory Community Schools,
   TANs, 4.10% due 12/31/97 ................      1,000               1,000,638
Salem, Ohio,
   City School District, BANs,
   4.00% due 3/05/98 .......................      1,350               1,350,637
South Dakota Educational
   Student Revenue, AMT,
   3.95% due 11/05/97 ......................      5,000               5,000,000
Texas State, RANs,
   6.50% due 10/01/97 ......................      3,000               3,006,450
Texas State, TRANs,
   4.75% due 8/31/98 .......................      8,000               8,070,480
Will County, Illinois,
   Community School District, TANs,
   4.42% due 10/17/97 ......................      1,000               1,000,638
                                                                    -----------
                                                                     48,555,292
                                                                    -----------
 VARIABLE RATE DEMAND
      NOTES* -- 76.7%
Adams County, Colorado, Industrial
   Development Revenue,
   due 12/01/03 ............................      2,500               2,500,000
Adams County, Colorado, Industrial
   Development Revenue,
   due 12/01/15 ............................      5,200               5,200,000
Alameda County, California, Industrial
   Development Authority,
   due 5/01/03 .............................        500                 500,000
Alexander, Virginia, Industrial
   Development Authority,
   due 7/01/26 .............................      1,800               1,800,000
Arapahoe County, Colorado,
   Revenue Authority,
   due 7/01/07 .............................      2,125               2,125,000
Arizona Health Facilities Authority
   Revenue, due 7/01/16 ....................      6,300               6,300,000
Atlanta, Georgia, Urban Resource
   Finance Authority,
   due 12/01/08 ............................      6,500               6,500,000
Baltimore, Maryland, Port Facilities
   Authority, due 10/14/11 .................      1,000               1,000,000
Beloit, Kansas, Industrial Development
   Authority, due 12/01/16 .................      4,000               4,000,000
Bexar County, Texas, Health Facilities
   Development, due 7/11/11 ................        960                 960,000
Bexar County, Texas,
   Housing Finance Authority,
   due 9/15/26 .............................      1,900               1,900,000
Botetourt County, Virginia,
   Industrial Development Authority,
   AMT, due 7/01/11 ........................      2,100               2,100,000
Boulder County, Colorado, Industrial
   Development Revenue,
   due 12/01/04 ............................      2,565               2,565,000
Burke County, Georgia, Development
   Authority, due 1/01/16 ..................      5,000               5,000,000
Burke County, Georgia, Development
   Authority, due 7/01/24 ..................      2,100               2,100,000
Carrollton, Georgia, Payroll
   Development Authority,
   due 3/01/15 .............................      1,750               1,750,000
Carthage, Missouri, Industrial
   Development Authority Revenue,
   due 4/01/07 .............................      2,000               2,000,000
Carthage, Missouri, Industrial
   Development Authority Revenue,
   due 9/01/30 .............................      1,000               1,000,000
Cherokee County, South Carolina,
   Industrial Revenue, AMT,
   due 8/01/19 .............................        200                 200,000
Chicago, Illinois, O'Hare International
   Airport Revenue, due 1/01/15 ............      1,985               1,985,000
Clarksville, Tennessee, Public
   Building Authority, due 10/01/25 ........      1,000               1,000,000
Clayton County, Georgia,
   Housing Authority, due 1/01/21 ..........        865                 865,000
Colorado, Health Facilities
   Authority Revenue, due 5/15/25 ..........      2,300               2,300,000
Columbus, Indiana, Economic
   Development Revenue, AMT,
   due 1/01/00 .............................      1,440               1,440,000
Columbus, Ohio,
   due 12/01/17 ............................      1,500               1,500,000
Connecticut State,
   due 5/15/14 .............................      4,000               4,000,000
Dade County, Florida, Special Revenue,
   due 8/01/15 .............................      6,700               6,700,000
Davidson County, North Carolina,
   Industrial Facilities Revenue, AMT,
   due 6/01/17 .............................      4,000               4,000,000
De Kalb County, Georgia,
   Multifamily Housing Revenue,
   due 6/01/25 .............................      4,300               4,300,000
Director State, Nevada,
   Department Of Business, AMT,
   due 8/01/20 .............................        955                 955,000
District of Columbia,
   due 10/01/15 ............................        500                 500,000
East Baton Rouge, Louisiana,
   Pollution Control Revenue,
   due 10/01/99 ............................      1,700               1,700,000
Effingham County, Georgia,
   Development Authority,
   due 4/01/37 .............................        200                 200,000
Eloy, Arizona, Industrial Development
   Authority Revenue, AMT,
   due 8/01/20 .............................      1,000               1,000,000
Farmington, New Mexico, Pollution
   Control Revenue, due 9/01/24 ............        600                 600,000
Fayetteville, Arkansas, Industrial
   Development, AMT, due 12/01/04 ..........      1,100               1,100,000
Florida Capital Projects Finance
   Authority Revenue, due 8/01/17 ..........      5,000               5,000,000
Florida Housing Finance Authority,
   due 12/01/08 ............................        600                 600,000
Florida Housing Finance Authority,
   AMT, due 9/01/26 ........................      2,875               2,875,000
Forsyth County, Georgia, Industrial
   Development Revenue,
   due 1/01/07 .............................      2,000               2,000,000
Fort Wayne, Indiana, Economic
   Development Revenue,
   due 12/01/03 ............................      1,000               1,000,000
Fort Wayne, Indiana, Hospital
   Authority Revenue, due 1/01/16 ..........      1,000               1,000,000
Fox Lake, Wisconsin, Redevelopment
   Authority Revenue, AMT,
   due 6/01/09 .............................      1,760               1,760,000
Franklin County, Ohio, Health Systems
   Revenue, due 7/01/15 ....................        100                 100,000
Fulton County, Georgia, Development
   Authority, AMT, due 6/01/27 .............        500                 500,000
Germantown, Wyoming, Industrial
   Development Authority,
   due 8/01/11 .............................        955                 955,000
Gila County, Arizona, Industrial
   Development Authority,
   due 11/01/25 ............................      1,800               1,800,000
Golden County, Georgia, Industrial
   Development Authority Revenue,
   due 8/01/17 .............................      1,000               1,000,000
Green River, Wyoming, Pollution Control
   Revenue, due 6/01/99 ....................      2,800               2,800,000
Gulf Coast, Texas, Industrial
   Development Authority, AMT,
   due 5/01/24 .............................        300                 300,000
Gwinett County, Georgia, Industrial
   Development Revenue, AMT,
   due 6/01/05 .............................      1,500               1,500,000
Gwinett County, Georgia, Industrial
   Development Revenue, AMT,
   due 3/01/17 .............................      1,000               1,000,000
Hampton, Virginia, Redevelopment &
   Housing Authority, due 6/15/26 ..........        900                 900,000
Harris County, Texas, Health
   Facility Development, due 2/15/27 .......      2,000               2,000,000
Henrico County, Virginia,
   Industrial Development,
   due 5/01/24 .............................        400                 400,000
Houston, Texas, Water & Sewer Revenue,
   due 12/01/25 ............................      8,835               8,835,000
Illinois Educational Facilities Authority
   Revenue, due 5/01/20 ....................      3,400               3,400,000
Illinois Health Facilities Authority
   Revenue, due 11/01/20 ...................      3,400               3,400,000
Indiana Health Facilities Finance
   Authority Revenue, due 8/01/06 ..........      2,300               2,300,000
Jackson, Mississippi, Industrial
   Development Revenue,
   due 12/01/15 ............................      2,650               2,650,000
Jackson, Mississippi, Industrial
   Sewer Facility, due 12/15/24 ............        500                 500,000
Jefferson Parish, Louisiana, Hospital
   District 2, due 12/01/15 ................      2,700               2,700,000
Kansas City, Missouri, Industrial
   Development Hospital Revenue,
   due 4/15/15 .............................        500                 500,000
Kentucky Economic Development
   Finance Authority, due 11/01/20 .........      5,100               5,100,000
Kokomo, Indiana, Economic
   Development Revenue, due 9/01/30 ........      2,940               2,940,000
Louisa County, Virginia, Industrial
   Development Authority,
   due 1/01/20 .............................      5,000               5,000,000
Louisiana State, Offshore Terminal
   Revenue, due 9/01/17 ....................      5,300               5,300,000
Lubbock, Texas, Health Facilities
   Development Corp., due 7/01/13 ..........        400                 400,000
Madison, Wisconsin, Community
   Development Authority,
   due 6/01/22 .............................      1,125               1,125,000
Mason County, Kentucky,
   Pollution Control, due 10/15/14 .........      3,000               3,000,000
Missouri State Health and Educational
   Facilities Authority, due 11/01/19 ......      1,700               1,700,000
Missouri State Health and Educational
   Facilities Authority, due 9/01/30 .......        500                 500,000
Morton, Illinois, Industrial
   Development, AMT, due 4/01/16 ...........        970                 970,000
Nash County, North Carolina,
   due 12/01/14 ............................      1,000               1,000,000
Nevada Housing Division, AMT,
   due 4/01/20 .............................      1,000               1,000,000
New Hampshire State Housing
   Finance Authority, AMT,
   due 7/01/03 .............................      6,395               6,395,000
New Hanover County, North Carolina,
   due 3/01/14 .............................      2,250               2,250,000
New Mexico State Highway Revenue,
   due 6/15/11 .............................      5,000               5,000,000
New York State Medical Care Facilities
   Finance Authority, due 8/15/22 ..........      3,000               3,000,000
North Carolina Medical Care Hospital
   Authority, due 10/01/13 .................        200                 200,000
North Little Rock, Arkansas,
   Health Facilities, due 4/01/12 ..........      1,400               1,400,000
North Little Rock, Arkansas,
   Health Facilities, due 12/01/21 .........     15,000              15,000,000
North Texas Higher Education
   Authority, AMT, due 4/01/20 .............      2,000               2,000,000
Oak Creek, Wisconsin, Industrial
   Development Authority,
   due 12/01/07 ............................      1,900               1,900,000
Oklahoma State Water Resource Board
   State Loan Revenue, due 9/01/23 .........      3,000               3,000,000
Oklahoma State Water Resource Board
   State Loan Revenue, due 9/01/26 .........      8,200               8,200,000
Orange County, Florida, Industrial
   Development Authority,
   due 1/01/11 .............................        500                 500,000
Ossian, Indiana, Economic Development
   Revenue, AMT, due 12/01/23 ..............        200                 200,000
Pasco County, Florida, School
   District, due 8/01/21 ...................     15,370              15,370,000
Pennsylvania State Higher Education
   Student Loan, due 7/01/18 ...............      2,000               2,000,000
Pennsylvania State Higher Education
   Student Loan, AMT, due 12/01/24 .........      2,000               2,000,000
Peoria, Illinois, Health Care
   Facility Revenue, due 5/01/17 ...........      1,500               1,500,000
Perry County, Mississippi,
   Pollution Control Authority,
   due 3/01/02 .............................        500                 500,000
Person County, North Carolina,
   Pollution Control Authority,
   due 11/01/19 ............................      3,000               3,000,000
Piedmont, South Carolina, Municipal
   Power Agency Revenue,
   due 1/01/22 .............................      4,900               4,900,000
Port Arthur, Texas, Navigation District,
   due 10/01/24 ............................        300                 300,000
Port Arthur, Texas, Navigation District,
   AMT, due 4/01/14 ........................      1,000               1,000,000
Port of Portland, Oregon,
   Special Obligation Revenue,
   due 6/15/27 .............................        800                 800,000
Putnam County, West Virginia,
   Industrial Development Revenue,
   due 10/01/11 ............................        600                 600,000
Rhode Island State Industrial Facilities
   Corp., due 11/01/05 .....................      4,770               4,770,000
Rhode Island State Industrial Facilities
   Corp., AMT, due 6/01/05 .................      4,400               4,400,000
Roswell, Georgia, Multifamily Housing
   Authority, due 8/01/27 ..................      2,500               2,500,000
Rutherford County, Tennessee,
   Industrial Development,
   due 12/01/03 ............................      1,500               1,500,000
Rutherford County, Tennessee,
   Industrial Development,
   due 10/01/07 ............................      3,700               3,700,000
San Antonio, Texas, Electric & Gas,
   due 2/01/18 .............................      7,455               7,455,000
Savannah, Illinois, Industrial
   Development Revenue,
   due 6/01/04 .............................        600                 600,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/03 .........      5,000               5,000,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/14 .........      2,200               2,200,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/21 .........      2,000               2,000,000
Shelby County, Tennessee,
   due 12/01/10 ............................     11,725              11,725,000
Sikeston Missouri, Electric Revenue
   Authority, due 6/01/22 ..................     10,098              10,098,000
South Carolina Jobs Development
   Authority, due 11/01/25 .................      7,050               7,050,000
Southeastern Oklahoma Industrial
   Development Authority,
   due 6/01/16 .............................      3,400               3,400,000
St. Charles County, Missouri, Industrial
   Development Authority,
   due 12/01/07 ............................      1,000               1,000,000
St. Cloud, Minneapolis, Health Care
   Facility Revenue, due 7/01/27 ...........      1,000               1,000,000
State Of Kentucky, Trust Receipts,
   due 5/01/29 .............................      1,000               1,000,000
States Of Oklahoma & Mississippi,
   Home Corp. Trust Receipts,
   due 5/01/30 .............................      1,400               1,400,000
Tarrant County, Texas, Health
   Facilities Development,
   due 11/15/26 ............................      1,000               1,000,000
Texas State, due 4/01/20 ...................      9,440               9,440,100
Texas State, Turnpike Authority,
   due 1/01/23 .............................      3,000               3,000,000
Thornton, Colorado, Industrial
   Development Revenue,
   due 12/15/99 ............................      1,000               1,000,000
Tipton, Indiana, Economic Development
   Revenue, due 7/01/22 ....................      1,065               1,065,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/01/11 ..........      1,000               1,000,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/11/11 ..........      1,000               1,000,000
Traill County, North Dakota, Solid
   Waste, AMT, due 12/01/11 ................      2,000               2,000,000
University Athletic Association Of Florida,
   Capital Improvement Revenue,
   due 2/01/20 .............................      1,200               1,200,000
University Of Arizona, due 12/01/19 ........      3,900               3,900,000
Utah State Board of Regents,
   due 11/01/25 ............................        900                 900,000
Utah State Board of Regents,
   AMT, due 11/01/31 .......................        500                 500,000
Vermont Education & Health
   Buildings Agency, due 6/01/22 ...........      5,000               5,000,000
Vermont Industrial Development
   Authority, AMT, due 12/01/11 ............        800                 800,000
Wake County, North Carolina,
   Industrial Pollution Control,
   due 9/01/15 .............................      3,300               3,300,000
Walton County, Georgia,
   Industrial Building Authority,
   due 10/01/00 ............................      1,050               1,050,000
Walton County, Georgia,
   Industrial Building Authority,
   due 10/01/02 ............................      1,080               1,080,000
Washington State Health Care
   Facilities Revenue, due 10/01/05 ........      1,050               1,050,000
Washington State Health Care
   Facilities Revenue, due 1/01/23 .........        200                 200,000
Washington State Public Power
   Supply, due 7/01/15 .....................      7,240               7,240,000
Winchester, Kentucky, Industrial
   Building, due 10/01/18 ..................      1,700               1,700,000
Winnebago County, Illinois,
   Health Care Facilities,
   due 1/01/17 .............................      2,600               2,600,000
Wisconsin Housing & Economic
   Development, due 9/01/26 ................      4,000               4,000,000
Wisconsin State Health Facilities
   Authority, due 1/01/16 ..................      1,600               1,600,000
                                                                   ------------
                                                                    370,893,100
                                                                   ------------
TOTAL INVESTMENTS
   AT AMORTIZED COST .......................      103.9%            502,306,025

OTHER ASSETS, LESS LIABILITIES .............       (3.9)            (18,676,351)
                                                  -----            ------------
NET ASSETS .................................      100.0%           $483,629,674
                                                  =====            ============

AMT--Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........    $502,306,025
Cash .........................................................         120,672
Interest receivable ..........................................       3,671,038
                                                                  ------------
 Total assets ................................................     506,097,735
                                                                  ------------

LIABILITIES:
Payable for investments purchased ............................      22,358,722
Payable to affiliate -- Investment Advisory fees (Note 2A) ...          42,652
Accrued expenses and other liabilities .......................          66,687
                                                                  ------------
 Total liabilities ...........................................      22,468,061
                                                                  ------------
NET ASSETS ...................................................    $483,629,674
                                                                  ============

REPRESENTED BY:
Capital paid-in for beneficial interests .....................    $483,629,674
                                                                  ============

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) ...............................................                        $15,347,673

EXPENSES:
Investment Advisory fees (Note 2A) ........................................    $ 839,583
Administrative fees (Note 2B) .............................................      209,896
Custodian fees ............................................................      188,390
Auditing fees .............................................................       20,900
Trustee fees ..............................................................       10,869
Legal fees ................................................................       10,760
Miscellaneous .............................................................        7,725
                                                                               ---------
 Total Expenses ...........................................................    1,288,123
Less aggregate amount waived by Investment Advisor and Administrator
 (Notes 2A and 2B)                                                              (464,085)
Less fees paid indirectly (Note 1D) .................................             (5,706)
                                                                               ---------
 Net expenses .............................................................                            818,332
                                                                                                   -----------
 Net investment income ....................................................                         14,529,341
NET REALIZED GAIN ON INVESTMENTS ..........................................                              4,286
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $14,533,627
                                                                                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED AUGUST 31,
                                                                                          ----------------------------
                                                                                             1997             1996
                                                                                             ----             ----
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ....................................................               $ 14,529,341     $ 12,954,867
Net realized gain (loss) on investments ..................................                      4,286          (25,753)
                                                                                         ------------     ------------
 Increase in net assets from operations ..................................                 14,533,627       12,929,114
                                                                                         ------------     ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ..............................................                574,845,460      426,786,434
Value of withdrawals .....................................................               (477,920,393)    (461,766,719)
                                                                                         ------------     ------------
 Net increase (decrease) in net assets from capital transactions .........                 96,925,067      (34,980,285)
                                                                                         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ........................                            111,458,694      (22,051,171)
NET ASSETS:
Beginning of period ......................................................                372,171,080      394,222,251
                                                                                         ------------     ------------
End of period ............................................................               $483,629,774     $372,171,080
                                                                                         ============     ============

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------------------
                                                                  1997         1996         1995         1994         1993
                                                                --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..............        $483,630     $372,171     $394,222     $233,108     $277,593
Ratio of expenses to average net assets ................            0.19%        0.30%        0.32%        0.31%        0.31%
Ratio of net investment income to average
  net assets ...........................................            3.46%        3.31%        3.55%        2.33%        2.35%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets .........................            0.31%        0.32%        0.32%        0.32%        0.33%
Net investment income to average net assets ............            3.35%        3.29%        3.55%        2.32%        2.32%

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $839,583, of which $333,441 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $209,896, of which $130,644 was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,317,974,987 and $1,198,665,594, respectively, for the year ended August 31, 1997.

(4) FEDERAL INCOME TAX BASIS OF
    INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1997, for federal income tax purposes, amounted to $502,306,025.

(5) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $1,778. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
 Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

--------------------------------------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS
--------------------------------------------------------------------------------

FOR RETAIL BANKING AND BUSINESS
AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701, or for all other states (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City